Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Due from banks, non-interest-bearing	$ 854	$ 205
Due from banks, interest-bearing	9,851	33,708
Cash and cash equivalents	10,705	33,913
Investment in interest-earning time deposits	7,924	9,463
Investment securities available for sale	4,033	10,725
Loans held for sale	107,823	53,191
Loans receivable, net of allowance for loan losses (2021 $5,262; 2020 $3,061)	403,966	359,122
Accrued interest receivable	3,139	3,054
Investment in Federal Home Loan Bank stock, at cost	2,178	1,665
Bank-owned life insurance	4,137	4,054
Premises and equipment, net	2,653	2,341
Goodwill	2,573	515
Other intangible, net of accumulated amortization	222	271
Other real estate owned, net		286
Prepaid expenses and other assets	4,762	5,475
Total Assets	554,115	484,075
Liabilities
Non-interest bearing	64,731	54,202
Interest-bearing	382,435	300,643
Total deposits	447,166	354,845
Federal Home Loan Bank short-term borrowings	26,000	10,000
Federal Home Loan Bank long-term borrowings	23,193	28,193
Federal Reserve Bank long-term borrowings	3,895	48,134
Subordinated debt	7,933	7,899
Accrued interest payable	174	362
Advances from borrowers for taxes and insurance	2,856	2,486
Accrued expenses and other liabilities	5,989	3,428
Total Liabilities	517,206	455,347
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 2,011,313 and 1,986,528 outstanding at December 31, 2021 and 2020, respectively	28	28
Additional paid-in capital	15,685	15,282
Treasury stock, at cost: 765,937 and 790,722 shares at December 31, 2021 and 2020, respectively	(4,977)	(5,114)
Unallocated common stock held by: Employee Stock Ownership Plan (ESOP)		(51)
Accumulated other comprehensive income	23	118
Retained earnings	24,030	18,465
Total Quaint Oak Bancorp, Inc. Stockholders’ Equity	34,789	28,728
Noncontrolling Interest	2,120
Total Stockholders’ Equity	36,909	28,728
Total Liabilities and Stockholders’ Equity	$ 554,115	$ 484,075